Shareholder Report, Holdings (Details) - Nicholas Equity Income Fund, Inc.	Sep. 30, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.58%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.13%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.64%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.54%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	2.54%
CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Charles Schwab Corp
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	26.95%